Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenue	$ 282,600	$ 249,913	$ 218,019
Affiliated Entity | Saas Service Agreement
Related Party Transaction [Line Items]
Revenue	$ 236	$ 160	$ 182